Investments - Equity securities reported at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at fair value	$ 809	$ 743
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	746	798
Equity securities, at fair value	809	743
Equity securities, fair value in excess of cost	63	(55)
Common stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	497	562
Equity securities, at fair value	552	518
Equity securities, fair value in excess of cost	55	(44)
Perpetual preferred stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	249	236
Equity securities, at fair value	257	225
Equity securities, fair value in excess of cost	$ 8	$ (11)